REVENUE	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
REVENUE

20       REVENUE

	2025	2024	2023
Gold	675,328	397,376	240,080
Copper & Gold concentrate	251,647	202,709	178,662
Provisional prices	(9,577)	(5,922)	(1,848)
Other (a)	4,335	-	-
Revenue	921,733	594,163	416,894

Revenues for the Minosa, Apoena, Borborema, MSG and Almas relate to the sale of refined gold and for the Aranzazu mine relates to the sale of copper and gold concentrate. The Company’s revenues are concentrated in 4 clients (see Note 28(d)).

For the year ended December 31, 2025, Honduras, Mexico and Brazil represented 25.0%, 26.7% and 48.3% of the Company´s revenue, respectively (29.9%, 33.1% and 37.0% in 2024; 29.3%, 42.4% and 28.3% in 2023).

For the year ended December 31, 2025, the Company´s main clients were Asahi Refining Inc, Trafigura México, S.A. de C.V., Auramet International, Inc and Metalor Technologies SA., which represented 53.4%, 26.9%, 12.7%, 6.5% of the Company´s revenue, respectively (18.9%, 31.1%, 48.8%, 0.0% in 2024; 21.4%, 40.7%, 36.2% and 0% in 2023).

(a)	“Other” revenue for the year ended December 31, 2025, relates to the sale of molybdenum from the Aranzazu mine.